11. Business Concentrations and Risk (Details Narrative) (Sept 2020 Note)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
One Customer [Member] | Accounts Receivable [Member]
Concentration risk percentage	24.00%	18.00%	22.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage	0.00%	21.00%	95.00%